Quarterly Holdings Report
for
Fidelity® Small Cap Growth Index Fund
March 31, 2026
SGR-NPRT3-0526
1.9896349.106
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	14,760	157,194
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	16,491	130,939
BAHAMAS (NASSAU) - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
OneSpaWorld Holdings Ltd	75,898	1,741,859
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	121,007	1,306,876
BELGIUM - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA (c)	18,499	277,115
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd	1,561	16,859
BRAZIL - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Pagseguro Digital Ltd Class A	84,335	845,037
StoneCo Ltd Class A (b)	190,836	2,694,604
TOTAL FINANCIALS		3,539,641
Information Technology - 0.0%
IT Services - 0.0%
VTEX Class A (b)	41,099	164,396
TOTAL BRAZIL		3,704,037
CANADA - 1.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	72,795	471,712
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kolibri Global Energy Inc (United States) (b)	4,797	26,335
Financials - 0.0%
Financial Services - 0.0%
Brookfield Business Corp Class A (United States)	6,147	194,491
Insurance - 0.0%
Kingsway Financial Services Inc (b)	16,046	167,360
TOTAL FINANCIALS		361,851
Health Care - 0.5%
Biotechnology - 0.5%
Aurinia Pharmaceuticals Inc (b)	90,659	1,343,566
Bright Minds Biosciences Inc (United States) (b)(c)	5,304	387,033
Fennec Pharmaceuticals Inc (United States) (b)	5,843	35,934
TuHURA Biosciences Inc (b)(c)	32,646	58,436
Xenon Pharmaceuticals Inc (b)	65,634	3,816,618
TOTAL HEALTH CARE		5,641,587
Information Technology - 0.4%
Software - 0.4%
D-Wave Quantum Inc (b)(c)	277,851	4,009,390
Materials - 0.2%
Metals & Mining - 0.2%
Novagold Resources Inc (United States) (b)	198,800	1,785,224
US Goldmining Inc (b)(c)	2,246	26,121
Vox Royalty Corp (United States)	45,271	237,220
TOTAL MATERIALS		2,048,565
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	107,493	268,733
TOTAL CANADA		12,828,173
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	58,392	188,022
Software - 0.0%
Chaince Digital Holdings Inc (b)(c)	1,844	7,339
TOTAL CHINA		195,361
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	3,939	38,011
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	50,224	632,822
Webull Corp Class A	27,456	131,789

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		764,611
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	3,113	30,258
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	2,765	201,845
TOTAL IRELAND		232,103
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)	24,705	83,009
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	12,331	27,991
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	6,883	110,886
TOTAL ISRAEL		138,877
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa	46,974	489,469
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)(c)	14,016	54,382
MONACO - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Bulkers Holdings Ltd	445	6,884
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	17,435	793,293
Oil, Gas & Consumable Fuels - 0.0%
FLEX LNG Ltd	3,576	106,242
TOTAL NORWAY		899,535
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.1%
First BanCorp/Puerto Rico	64,520	1,378,147
Financial Services - 0.1%
EVERTEC Inc	48,873	1,379,196
TOTAL PUERTO RICO		2,757,343
SINGAPORE - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	23,938	289,410
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Kulicke & Soffa Industries Inc	22,533	1,480,869
TOTAL SINGAPORE		1,770,279
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)	77,638	291,143
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	2,033	19,740
TOTAL SWITZERLAND		310,883
THAILAND - 1.3%
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Fabrinet (b)	27,454	14,317,810
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genius Sports Ltd Class A (b)	166,044	735,575
Financials - 0.1%
Capital Markets - 0.1%
Marex Group PLC	28,729	1,280,739
TOTAL UNITED KINGDOM		2,016,314
UNITED STATES - 96.0%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.8%
Anterix Inc (b)	8,565	327,097
Bandwidth Inc Class A (b)	4,958	88,352
Cogent Communications Holdings Inc	37,004	697,155
Globalstar Inc (b)	38,102	2,530,735
IDT Corp Class B	9,570	469,887
Lumen Technologies Inc (b)	640,646	4,452,490
		8,565,716
Entertainment - 0.6%
Atlanta Braves Holdings Inc Class A (b)	4,266	201,142
Atlanta Braves Holdings Inc Class C (b)	36,004	1,537,371
Cinemark Holdings Inc	80,657	2,300,338
CuriosityStream Inc Class A	28,895	85,529
IMAX Corp (b)	33,262	1,264,289
Madison Square Garden Entertainment Corp Class A (b)	30,124	1,774,605
Meridian Holdings Inc (b)	1,454	10,497
Playtika Holding Corp	10,003	27,808
Reservoir Media Inc (b)	1,320	12,923
Vivid Seats Inc Class A (b)(c)	2,985	17,641
		7,232,143
Interactive Media & Services - 0.5%
Arena Group Holdings Inc/The (b)	9,717	21,086
Bumble Inc Class A (b)	6,156	20,068
Cargurus Inc Class A (b)	60,005	2,043,170
EverQuote Inc Class A (b)	21,815	336,387
fuboTV Inc Class A (b)(c)	21,839	206,597
MediaAlpha Inc Class A (b)	25,769	239,652
QuinStreet Inc (b)	41,590	499,496
Rumble Inc Class A (b)(c)	18,977	96,783
Travelzoo (b)	4,839	28,647
TripAdvisor Inc Class A (c)	41,851	446,132
Yelp Inc Class A (b)	44,837	1,109,267
ZipRecruiter Inc Class A (b)	49,038	90,230
		5,137,515
Media - 0.3%
Boston Omaha Corp (b)	1,153	13,467
Emerald Holding Inc	10,582	47,725
Entravision Communications Corp Class A	9,074	26,950
Ibotta Inc Class A (b)(c)	8,425	252,497
John Wiley & Sons Inc Class A	28,726	1,094,461
Magnite Inc (b)	108,059	1,283,741
Optimum Communications Inc Class A (b)	30,352	39,458
Stagwell Inc Class A (b)	82,860	521,189
TechTarget Inc (b)(c)	2,084	8,085
Thryv Holdings Inc (b)	24,660	67,568
USA TODAY Co Inc (b)	96,253	678,584
		4,033,725
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)	59,389	238,744
TOTAL COMMUNICATION SERVICES		25,207,843
Consumer Discretionary - 7.2%
Automobile Components - 0.5%
Dorman Products Inc (b)	20,971	2,188,534
Fox Factory Holding Corp (b)	8,013	131,894
LCI Industries	1,908	234,646
Patrick Industries Inc	24,688	2,742,096
Solid Power Inc (b)(c)	11,711	35,133
XPEL Inc (b)(e)	19,258	852,359
		6,184,662
Automobiles - 0.0%
Livewire Group Inc (b)	8,985	14,914
Broadline Retail - 0.0%
Groupon Inc (b)(c)	19,317	229,873
Savers Value Village Inc (b)(c)	27,212	202,457
		432,330
Diversified Consumer Services - 1.4%
American Public Education Inc (b)	12,483	710,033
Carriage Services Inc	10,797	492,991
Coursera Inc (b)(c)	108,539	631,697
Covista Inc (b)	25,902	2,985,206
Driven Brands Holdings Inc (b)	45,412	572,645
European Wax Center Inc Class A (b)(c)	20,844	120,478
Frontdoor Inc (b)	55,170	2,916,286
KinderCare Learning Cos Inc (b)(c)	23,870	52,514
Laureate Education Inc (b)	33,524	1,167,976
Lincoln Educational Services Corp (b)	22,498	915,219
McGraw Hill Inc	15,714	215,282
Mister Car Wash Inc (b)	67,332	469,304
Nerdy Inc Class A (b)(c)	45,939	37,495
Phoenix Education Partners Inc	2,686	84,502
Stride Inc (b)	31,782	2,802,219
Udemy Inc (b)	71,755	331,508
Universal Technical Institute Inc (b)	35,869	1,294,871
Zspace Inc (b)(c)	12,260	1,391
		15,801,617
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment Inc Class A (b)	38,246	417,264
Bally's Corp (b)	7,330	70,661
BJ's Restaurants Inc (b)	9,288	326,009
Black Rock Coffee Bar Inc Class A	7,807	100,866
Bloomin' Brands Inc	39,957	215,768
Brinker International Inc (b)	32,965	4,706,413
Cheesecake Factory Inc/The	35,135	1,923,641
Cracker Barrel Old Country Store Inc	4,630	130,149
Dave & Buster's Entertainment Inc (b)(c)	20,676	223,921
Dine Brands Global Inc	1,622	42,561
First Watch Restaurant Group Inc (b)	45,594	477,825
Global Business Travel Group I Class A (b)(c)	88,163	491,950
Hilton Grand Vacations Inc (b)	46,194	1,807,109
Inspired Entertainment Inc (b)	19,031	135,691
Jack in the Box Inc (b)(c)	11,248	108,768
Krispy Kreme Inc (c)	7,157	24,261
Kura Sushi USA Inc Class A (b)	5,147	359,209
Life Time Group Holdings Inc (b)	114,822	3,093,305
Lindblad Expeditions Holdings Inc (b)	29,042	502,427
Monarch Casino & Resort Inc	9,686	925,982
Nathan's Famous Inc	1,991	200,553
Navan Inc Class A (b)(c)	22,846	302,481
Papa John's International Inc	2,131	69,066
Pursuit Attractions and Hospitality Inc (b)	985	36,081
Rci Hospitality Holdings Inc	3,400	77,554
Red Rock Resorts Inc Class A	20,452	1,091,319
Rush Street Interactive Inc Class A (b)	69,560	1,512,930
Sabre Corp (b)	73,947	107,223
Serve Robotics Inc (b)(c)	44,379	374,559
Shake Shack Inc Class A (b)	29,539	2,613,315
Six Flags Entertainment Corp (b)(c)	58,217	1,033,352
Sweetgreen Inc Class A (b)	78,725	408,583
United Parks & Resorts Inc (b)(c)	19,566	639,026
Xponential Fitness Inc Class A (b)(c)	21,125	127,173
		24,676,995
Household Durables - 1.1%
Cavco Industries Inc (b)	5,915	2,864,575
Champion Homes Inc (b)	42,473	3,158,717
Dream Finders Homes Inc Class A (b)(c)	5,397	75,125
Green Brick Partners Inc (b)	8,119	523,270
Installed Building Products Inc	17,624	4,673,004
Lovesac Co/The (b)	6,328	93,465
Sonos Inc (b)	83,200	1,114,880
		12,503,036
Leisure Products - 0.2%
Acushnet Holdings Corp	20,958	1,959,154
Latham Group Inc (b)	33,369	179,192
Marine Products Corp	3,735	27,153
Peloton Interactive Inc Class A (b)	106,041	454,916
Sturm Ruger & Co Inc	3,690	147,932
		2,768,347
Specialty Retail - 1.3%
Abercrombie & Fitch Co Class A (b)	34,475	3,149,981
Arhaus Inc Class A	38,922	263,891
Arko Corp	6,477	36,012
BARK Inc (b)	48,839	24,742
Boot Barn Holdings Inc (b)	23,378	3,421,604
Buckle Inc/The	22,409	1,128,517
Build-A-Bear Workshop Inc (c)	9,311	348,697
Camping World Holdings Inc Class A	45,808	312,869
Envela Corp (b)	5,062	84,333
EVgo Inc Class A (b)	14,775	25,413
Genesco Inc (b)	377	10,929
Group 1 Automotive Inc	3,898	1,288,796
MarineMax Inc (b)	790	21,377
Petco Health & Wellness Co Inc Class A (b)	5,307	14,753
RealReal Inc/The (b)	20,730	188,228
Revolve Group Inc Class A (b)	30,768	695,664
Sonic Automotive Inc Class A	4,056	278,120
Stitch Fix Inc Class A (b)	5,831	19,301
ThredUp Inc Class A (b)	76,081	249,546
Upbound Group Inc	13,816	249,379
Urban Outfitters Inc (b)	17,328	1,097,729
Victoria's Secret & Co (b)	15,300	709,308
Warby Parker Inc Class A (b)	75,509	1,590,975
		15,210,164
Textiles, Apparel & Luxury Goods - 0.4%
Figs Inc Class A (b)	68,049	1,005,084
Kontoor Brands Inc	33,866	2,380,441
Steven Madden Ltd	4,852	164,580
Wolverine World Wide Inc	61,912	1,010,404
		4,560,509
TOTAL CONSUMER DISCRETIONARY		82,152,574
Consumer Staples - 2.0%
Beverages - 0.2%
National Beverage Corp (b)	18,244	613,911
Vita Coco Co Inc/The (b)	36,204	1,734,534
Zevia PBC Class A (b)	42,030	49,174
		2,397,619
Consumer Staples Distribution & Retail - 0.4%
Chefs' Warehouse Inc/The (b)	27,706	1,647,122
Natural Grocers by Vitamin Cottage Inc	9,711	251,029
PriceSmart Inc	19,502	2,935,051
		4,833,202
Food Products - 0.8%
Beyond Meat Inc (b)(c)	27,291	19,147
BRC Inc Class A (b)	70,133	54,437
Cal-Maine Foods Inc	33,048	2,615,750
Calavo Growers Inc	11,668	300,918
J & J Snack Foods Corp	11,488	910,654
John B Sanfilippo & Son Inc	3,487	276,624
Lifeway Foods Inc (b)	3,914	75,697
Mama's Creations Inc (b)	27,919	428,277
Marzetti Company/The	15,265	2,111,608
Simply Good Foods Co/The (b)	41,978	602,384
Tootsie Roll Industries Inc Class A	14,190	606,197
Vital Farms Inc (b)(c)	26,335	371,850
Westrock Coffee Co (b)	28,032	119,136
		8,492,679
Household Products - 0.3%
Energizer Holdings Inc	37,304	612,532
Oil-Dri Corp of America	5,979	389,172
WD-40 Co	10,340	2,108,740
		3,110,444
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)(c)	74,573	66,370
FitLife Brands Inc (b)	2,943	41,791
Herbalife Ltd (b)	57,501	846,415
Honest Co Inc/The (b)	36,078	106,069
Interparfums Inc	13,931	1,265,492
Lifevantage Corp (c)	8,040	34,733
Nature's Sunshine Products Inc (b)	3,254	78,063
Niagen Bioscience Inc (b)	40,236	177,441
		2,616,374
Tobacco - 0.1%
Ispire Technology Inc (b)	13,975	25,714
Turning Point Brands Inc	12,374	1,073,939
		1,099,653
TOTAL CONSUMER STAPLES		22,549,971
Energy - 3.6%
Energy Equipment & Services - 1.7%
Archrock Inc	131,292	4,568,962
Atlas Energy Solutions Inc	42,346	555,580
Cactus Inc Class A	52,077	2,466,887
DMC Global Inc (b)	4,673	24,346
Energy Services of America Corp	8,986	117,986
Flowco Holdings Inc Class A	9,360	192,816
Helix Energy Solutions Group Inc (b)	25,011	247,359
Kodiak Gas Services Inc	63,472	3,701,687
National Energy Services Reunited Corp (b)	5,413	116,217
Natural Gas Services Group Inc	2,048	77,292
Oceaneering International Inc (b)	66,374	2,354,286
Select Water Solutions Inc Class A	3,621	55,401
Solaris Energy Infrastructure Inc Class A	35,174	1,987,683
Tidewater Inc (b)	35,388	2,956,667
		19,423,169
Oil, Gas & Consumable Fuels - 1.9%
Calumet Inc (b)	6,045	217,016
Centrus Energy Corp Class A (b)(c)	9,929	1,723,575
Comstock Resources Inc (b)(c)	39,124	824,734
Core Natural Resources Inc	13,396	1,402,963
CVR Energy Inc (b)	23,491	790,472
Delek US Holdings Inc	44,855	2,021,615
Empire Petroleum Corp (b)(c)	10,861	32,149
Energy Fuels Inc/Canada (United States) (b)(c)	47,638	869,394
Epsilon Energy Ltd	1,451	8,938
Evolution Petroleum Corp	21,190	97,050
Gulfport Energy Corp (b)	12,098	2,559,574
Infinity Natural Resources Inc Class A (b)	2,204	38,812
Kinetik Holdings Inc Class A	25,474	1,233,196
Lightbridge Corp (b)	22,252	237,206
Magnolia Oil & Gas Corp Class A	27,498	868,112
NextDecade Corp (b)(c)	133,132	1,019,791
NextNRG Inc (b)(c)	9,127	3,650
OPAL Fuels Inc Class A (b)	14,143	35,640
Par Pacific Holdings Inc (b)	10,765	674,320
PrimeEnergy Resources Corp (b)	67	15,601
REX American Resources Corp (b)	5,864	267,222
Riley Exploration Permian Inc	2,063	75,196
Sable Offshore Corp (b)(c)	94,571	1,562,313
Uranium Energy Corp (b)	362,681	4,896,194
VAALCO Energy Inc	9,284	58,861
Verde Clean Fuels Inc Class A (b)	3,116	5,266
World Kinect Corp	5,122	118,165
XCF Global Inc Class A (c)	14,592	5,333
		21,662,358
TOTAL ENERGY		41,085,527
Financials - 8.8%
Banks - 2.4%
Amerant Bancorp Inc Class A	11,321	249,515
Arrow Financial Corp	643	21,586
Avidbank Holdings Inc (b)	238	6,783
Axos Financial Inc (b)	5,331	453,615
Banc of California Inc	6,640	116,731
BancFirst Corp	14,542	1,577,807
Bancorp Inc/The (b)	31,716	1,704,101
Bank First Corp	1,273	171,931
Bank of Hawaii Corp	23,054	1,711,760
Bank7 Corp	209	8,335
Bankwell Financial Group Inc	803	38,962
Bridgewater Bancshares Inc (b)	7,517	133,051
California BanCorp	2,578	45,682
Capital Bancorp Inc	1,922	57,160
Carter Bankshares Inc (b)	2,915	67,978
Citizens Financial Services Inc	265	16,205
City Holding Co	6,775	809,748
Coastal Financial Corp/WA Class A (b)	9,792	745,171
CoastalSouth Bancshares Inc	817	20,090
Columbia Financial Inc (b)	1,410	24,689
Commercial Bancgroup Inc	586	15,248
Community Financial System Inc	9,050	530,783
Community West Bancshares	2,293	53,427
Connectone Bancorp Inc	8,936	239,217
Customers Bancorp Inc (b)	1,916	132,990
Dime Community Bancshares Inc	5,472	185,063
Eagle Bancorp Inc	4,268	106,145
Eagle Financial Services Inc	179	6,260
Esquire Financial Holdings Inc	5,497	590,928
Finwise Bancorp (b)	4,261	67,579
First Business Financial Services Inc	357	19,253
First Community Corp/SC	1,265	36,976
First Financial Bankshares Inc	102,203	3,009,878
First Financial Corp	1,087	68,698
First Internet Bancorp	2,852	58,124
First Merchants Corp	2,489	96,399
First National Corp/VA	317	8,534
First Western Financial Inc (b)	2,217	54,494
Five Star Bancorp	7,691	290,105
GBank Financial Holdings Inc (b)	387	10,356
Glacier Bancorp Inc	19,119	854,046
Greene County Bancorp Inc	3,221	72,183
Hanover Bancorp Inc	201	4,339
Hingham Institution For Savings The (c)	109	31,157
Hope Bancorp Inc	4,719	52,711
International Bancshares Corp	4,392	295,538
Lakeland Financial Corp	10,437	598,875
LINKBANCORP Inc	2,076	17,314
Live Oak Bancshares Inc	11,665	385,762
MainStreet Bancshares Inc	260	5,771
Meridian Corp	1,295	24,553
Metrocity Bankshares Inc	10,126	290,312
Metropolitan Bank Holding Corp	1,573	131,015
Nbt Bancorp Inc	2,475	105,386
Nicolet Bankshares Inc	2,894	430,106
Northeast Bank	3,391	381,047
Northfield Bancorp Inc	3,402	46,063
Northrim BanCorp Inc	8,591	196,562
Norwood Financial Corp	576	16,946
Old National Bancorp/IN	30,981	684,680
OP Bancorp	793	10,547
Orange County Bancorp Inc	2,584	82,636
Origin Bancorp Inc	1,352	56,054
Pathward Financial Inc	16,797	1,498,796
Patriot National Bancorp Inc (b)	59,488	76,740
PCB Bancorp	1,105	24,851
Peapack-Gladstone Financial Corp	5,041	177,494
Peoples Financial Services Corp	706	37,651
Princeton Bancorp Inc	468	15,804
Provident Financial Services Inc	16,138	341,480
Richmond Mutual BanCorp Inc	549	7,450
ServisFirst Bancshares Inc	39,197	2,854,718
Shore Bancshares Inc	3,762	70,274
SmartFinancial Inc	2,001	78,199
Southern Missouri Bancorp Inc	614	39,259
Stock Yards Bancorp Inc	18,807	1,246,716
Texas Capital Bancshares Inc (b)	4,571	433,696
Triumph Financial Inc (b)	7,794	464,990
UMB Financial Corp	4,732	533,722
Union Bankshares Inc/Morrisville VT	2,600	63,232
Unity Bancorp Inc	2,628	136,209
USCB Financial Holdings Inc	3,085	57,196
Valley National Bancorp	90,391	1,110,001
WesBanco Inc	3,894	134,304
West BanCorp Inc	1,719	40,895
		27,778,637
Capital Markets - 2.7%
Acadian Asset Management Inc	20,380	1,109,080
Artisan Partners Asset Management Inc Class A	26,127	950,762
Bakkt Inc Class A (b)(c)	2,672	19,666
BGC Group Inc Class A	275,455	2,693,950
Cohen & Steers Inc	19,198	1,200,835
Diamond Hill Investment Group Inc	300	51,630
Donnelley Financial Solutions Inc (b)	14,016	660,714
Fold Holdings Inc Class A (b)	2,411	3,183
GCM Grosvenor Inc Class A	41,687	408,533
Innventure Inc (b)(c)	5,236	20,473
Miami International Holdings Inc	9,955	387,449
Moelis & Co Class A	56,469	3,218,733
Perella Weinberg Partners Class A	49,615	901,008
Piper Sandler Cos	53,159	4,069,321
PJT Partners Inc Class A	17,459	2,439,371
Ridgepost Capital Inc Class A	44,431	322,569
Siebert Financial Corp (b)	1,123	2,155
StepStone Group Inc Class A	53,002	2,529,255
StoneX Group Inc (b)	55,840	4,503,496
Value Line Inc	592	20,892
Victory Capital Holdings Inc Class A	34,201	2,239,481
Wealthfront Corp (b)	18,010	166,593
WisdomTree Inc	93,996	1,368,582
		29,287,731
Consumer Finance - 1.1%
Atlanticus Holdings Corp (b)	247	12,959
Dave Inc Class A (b)	7,874	1,370,785
Enova International Inc (b)	18,108	2,459,610
FirstCash Holdings Inc	30,106	5,659,928
Jefferson Capital Inc	5,442	104,650
Lendingtree Inc (b)	7,999	342,997
NerdWallet Inc Class A (b)	30,156	313,019
OppFi Inc Class A	19,812	152,751
Regional Management Corp	994	32,057
Upstart Holdings Inc (b)(c)	65,447	1,678,716
Vroom Inc (b)	102	1,357
		12,128,829
Financial Services - 0.9%
Burford Capital Ltd (United States)	97,231	439,484
Cantaloupe Inc (b)	42,303	457,295
Cass Information Systems Inc	7,770	342,035
Federal Agricultural Mortgage Corp Class C	6,440	955,374
Flywire Corp (b)	80,519	937,241
International Money Express Inc (b)	20,844	329,335
Marqeta Inc Class A (b)	124,660	508,613
NCR Atleos Corp (b)	55,647	2,425,097
Payoneer Global Inc (b)	211,533	1,021,704
Paysign Inc (b)	26,741	157,772
Priority Technology Holdings Inc (b)(c)	21,479	101,381
Remitly Global Inc (b)	130,099	2,038,652
Sezzle Inc (b)(c)	11,252	712,139
		10,426,122
Insurance - 1.6%
Abacus Global Management Inc Class A (c)	9,382	73,930
American Coastal Insurance Corp	9,842	110,723
American Integrity Insurance Group Inc	3,473	66,959
Amerisafe Inc	7,555	251,808
Ategrity Specialty Holdings LLC	2,625	51,896
Baldwin Insurance Group Inc/The Class A (b)	72,700	1,595,038
Bowhead Specialty Holdings Inc (b)	13,540	303,702
Crawford & Co Class A	12,437	123,997
Exzeo Group Inc	2,173	31,878
F&G Annuities & Life Inc	1,743	44,133
Goosehead Insurance Inc Class A (b)	14,244	607,649
HCI Group Inc	8,195	1,267,029
Heritage Insurance Holdings Inc (b)	14,491	380,389
Hippo Holdings Inc (b)	7,336	191,176
Investors Title Co	203	44,120
Kingstone Cos Inc	7,760	113,063
Lemonade Inc (b)	46,925	2,941,259
Oscar Health Inc Class A (b)(c)	154,216	1,768,858
Palomar Hldgs Inc (b)	20,034	2,394,063
Root Inc/OH Class A (b)	9,338	412,459
Selective Insurance Group Inc	40,305	3,038,594
Selectquote Inc (b)	76,271	48,013
SiriusPoint Ltd (b)	8,119	174,883
Skyward Specialty Insurance Group Inc (b)	29,739	1,299,000
Slide Insurance Holdings Inc (b)(c)	20,316	365,688
Tiptree Inc Class A	5,123	86,681
Trupanion Inc (b)	28,163	721,254
Universal Insurance Holdings Inc	4,442	151,739
		18,659,981
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (b)	590	11,399
Angel Oak Mortgage REIT Inc	4,629	38,050
Apollo Commercial Real Estate Finance Inc	52,347	552,784
Two Harbors Investment Corp	40,821	466,176
		1,068,409
TOTAL FINANCIALS		99,349,709
Health Care - 23.9%
Biotechnology - 12.1%
Abeona Therapeutics Inc (b)(c)	33,059	148,104
Absci Corp (b)	82,000	246,000
ACADIA Pharmaceuticals Inc (b)	95,561	2,127,188
Actuate Therapeutics Inc (b)	6,981	19,128
ADMA Biologics Inc (b)	176,070	1,586,391
Akebia Therapeutics Inc (b)	21,559	29,967
Aktis Oncology Inc (c)	8,221	147,074
Aldeyra Therapeutics Inc (b)	33,227	56,154
Alector Inc (b)	5,846	12,569
Alkermes PLC (b)	92,377	3,266,451
Altimmune Inc (b)(c)	99,213	305,576
Amicus Therapeutics Inc (b)	226,254	3,271,633
AnaptysBio Inc (b)	13,853	768,287
Anavex Life Sciences Corp (b)(c)	66,515	204,201
Apogee Therapeutics Inc (b)	33,782	2,843,431
Arbutus Biopharma Corp (b)(c)	108,841	489,785
Arcellx Inc (b)	29,146	3,346,544
Arcturus Therapeutics Holdings Inc (b)(c)	7,747	59,807
Arcus Biosciences Inc (b)	46,875	1,012,500
Arcutis Biotherapeutics Inc (b)	83,586	1,969,286
Ardelyx Inc (b)	181,951	1,089,886
ArriVent Biopharma Inc (b)	24,511	565,469
Arrowhead Pharmaceuticals Inc (b)	102,761	6,443,115
ARS Pharmaceuticals Inc (b)(c)	44,836	360,033
Atrium Therapeutics Inc	8,513	113,819
aTyr Pharma Inc (b)(c)	67,753	52,847
Aura Biosciences Inc (b)	11,059	73,985
Avita Medical Inc (b)(c)	10,582	39,153
Beam Therapeutics Inc (b)	72,601	1,730,082
Bicara Therapeutics Inc (b)	1,394	27,727
BioCryst Pharmaceuticals Inc (b)	153,972	1,465,813
Biohaven Ltd (b)	89,222	754,818
Bridgebio Pharma Inc (b)	120,533	8,950,781
Candel Therapeutics Inc (b)	31,482	154,262
Capricor Therapeutics Inc (b)	33,088	1,005,875
Cardiff Oncology Inc (b)(c)	22,187	35,943
CareDx Inc (b)	38,202	663,187
Cartesian Therapeutics Inc (b)	943	5,799
Cartesian Therapeutics Inc rights (b)(d)	12,935	3,751
Catalyst Pharmaceuticals Inc (b)	87,921	2,176,924
Celcuity Inc (b)	25,300	2,887,742
CG oncology Inc (b)	44,914	3,039,780
Chinook Therapeutics Inc rights (b)(d)	985	0
Cogent Biosciences Inc (b)	102,375	3,940,414
Coherus Oncology Inc (b)(c)	25,329	42,806
Compass Therapeutics Inc (b)	52,244	276,371
Corvus Pharmaceuticals Inc (b)	48,835	714,456
Cytokinetics Inc (b)	10,093	665,230
Day One Biopharmaceuticals Inc (b)	3,002	64,363
Denali Therapeutics Inc (b)	6,311	121,171
DiaMedica Therapeutics Inc (b)	26,102	176,711
Dianthus Therapeutics Inc (b)(c)	2,360	198,051
Disc Medicine Inc (b)	20,863	1,333,980
Dyne Therapeutics Inc (b)	32,392	587,267
Eledon Pharmaceuticals Inc (b)(c)	3,610	11,118
Evommune Inc	4,179	96,075
Foghorn Therapeutics Inc (b)	18,104	86,537
Geron Corp (b)	414,446	617,525
Gossamer Bio Inc (b)(c)	145,476	47,789
Greenwich Lifesciences Inc (b)(c)	4,838	116,209
Gyre Therapeutics Inc (b)	8,999	62,723
Heron Therapeutics Inc (b)(c)	13,741	10,993
Humacyte Inc Class A (b)(c)	29,306	17,780
ImmunityBio Inc (b)(c)	184,824	1,417,600
Immunome Inc (b)	77,533	1,695,647
Immunovant Inc (b)	61,907	1,537,770
Inhibikase Therapeutics Inc (b)(c)	7,143	12,000
Inmune Bio Inc (b)(c)	17,272	19,517
Ironwood Pharmaceuticals Inc Class A (b)	111,900	392,769
Janux Therapeutics Inc (b)	10,492	145,839
KalVista Pharmaceuticals Inc (b)(c)	29,093	585,642
Krystal Biotech Inc (b)	18,830	4,864,166
Kymera Therapeutics Inc (b)	43,550	3,627,280
Madrigal Pharmaceuticals Inc (b)	12,993	6,801,446
MannKind Corp (b)	232,099	568,643
MapLight Therapeutics Inc (c)	7,742	157,395
MeiraGTx Holdings plc (b)	25,540	221,176
MiMedx Group Inc (b)	90,010	355,540
Mineralys Therapeutics Inc (b)	36,233	981,552
Mirum Pharmaceuticals Inc (b)	32,038	2,959,670
Monopar Therapeutics Inc (b)(c)	3,357	183,930
Novavax Inc (b)(c)	93,534	761,367
Nuvalent Inc Class A (b)	38,018	3,894,944
Nuvectis Pharma Inc (b)	11,778	91,044
OmniAb Operations Inc (b)(d)	191	90
OmniAb Operations Inc (b)(d)	191	67
Organogenesis Holdings Inc Class A (b)	51,959	123,143
ORIC Pharmaceuticals Inc (b)	14,270	180,801
Palvella Therapeutics Inc (b)(c)	5,506	686,323
Praxis Precision Medicines Inc (b)	1,578	508,416
Precigen Inc (b)(c)	128,139	495,898
Protagonist Therapeutics Inc (b)	44,212	4,659,945
Protalix BioTherapeutics Inc (b)(c)	55,578	120,604
PTC Therapeutics Inc (b)	48,589	3,310,369
Recursion Pharmaceuticals Inc Class A (b)(c)	347,971	1,068,271
Rezolute Inc (b)	47,504	144,887
Rhythm Pharmaceuticals Inc (b)	40,200	3,496,194
Rigel Pharmaceuticals Inc (b)	13,610	368,014
Rocket Pharmaceuticals Inc (b)	9,673	34,629
Sana Biotechnology Inc (b)(c)	14,174	40,821
Savara Inc (b)	111,145	606,852
Scholar Rock Holding Corp (b)	60,919	2,994,778
SELLAS Life Sciences Group Inc (b)(c)	130,665	552,713
Sionna Therapeutics Inc (b)(c)	12,342	494,791
Soleno Therapeutics Inc (b)	38,267	1,281,179
Spyre Therapeutics Inc (b)	35,087	1,769,788
Stoke Therapeutics Inc (b)	37,201	1,211,265
Syndax Pharmaceuticals Inc (b)	60,992	1,424,773
Taysha Gene Therapies Inc (b)	167,603	749,185
Tectonic Therapeutic Inc (b)(c)	1,447	44,727
Tevogen Bio Holdings Inc Class A (b)(c)	327	1,477
TG Therapeutics Inc (b)(c)	110,301	3,664,199
Travere Therapeutics Inc (b)	58,691	1,743,710
TriSalus Life Sciences Inc Class A (b)(c)	5,099	20,396
Twist Bioscience Corp (b)	46,034	2,187,536
UroGen Pharma Ltd (b)	25,184	452,808
Vera Therapeutics Inc Class A (b)	46,961	1,889,241
Veracyte Inc (b)	59,524	1,917,268
Verastem Inc (b)	28,558	151,357
Vericel Corp (b)	38,266	1,231,017
Viridian Therapeutics Inc (b)	48,945	957,364
XOMA Royalty Corp (b)(c)	5,225	163,908
Zymeworks Inc (b)	37,839	947,489
		135,709,666
Health Care Equipment & Supplies - 3.5%
Accuray Inc Del (b)	73,341	28,464
Alphatec Holdings Inc (b)	89,206	970,561
AngioDynamics Inc (b)	6,300	71,631
Anteris Technologies Global Corp (b)	60,296	334,643
Artivion Inc (b)	26,981	988,044
AtriCure Inc (b)	36,745	1,048,335
Axogen Inc (b)	36,679	1,215,175
Beta Bionics Inc (b)	25,977	260,290
Bioventus Inc (b)	35,470	323,841
Butterfly Network Inc Class A (b)	148,647	600,534
CapsoVision Inc (c)	14,435	105,231
Carlsmed Inc	4,165	37,693
Ceribell Inc (b)	20,502	375,802
Cerus Corp (b)	140,447	255,614
ClearPoint Neuro Inc (b)(c)	21,056	191,610
CVRx Inc (b)(c)	12,219	115,592
Delcath Systems Inc (b)(c)	22,954	213,013
Electromed Inc (b)	5,147	120,491
Embecta Corp	5,137	45,411
Glaukos Corp (b)	42,468	4,572,105
Haemonetics Corp (b)	35,676	2,010,699
ICU Medical Inc (b)	13,782	1,779,945
Integer Holdings Corp (b)(c)	26,185	2,304,280
iRadimed Corp	6,189	595,753
iRhythm Technologies Inc (b)	24,221	2,858,562
Kestra Medical Technologies Ltd (b)	17,914	357,026
KORU Medical Systems Inc (b)	32,875	142,020
Lantheus Holdings Inc (b)	49,647	3,765,725
LeMaitre Vascular Inc	15,846	1,729,908
LENSAR Inc (b)	7,180	42,793
Lucid Diagnostics Inc (b)	28,971	33,317
Merit Medical Systems Inc (b)	41,266	2,844,465
Myomo Inc (b)(c)	27,864	18,825
Neuronetics Inc (b)(c)	27,901	40,456
NeuroPace Inc (b)	19,360	254,584
Novocure Ltd (b)	77,119	840,597
OrthoPediatrics Corp (b)	3,072	48,753
Outset Medical Inc (b)	5,030	19,315
Picard Medical Inc (c)	2,472	2,571
Pro-Dex Inc (b)	1,583	77,757
PROCEPT BioRobotics Corp (b)	40,487	1,012,580
Pulmonx Corp (b)	27,754	35,803
Pulse Biosciences Inc (b)(c)	13,475	290,925
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	278	1,818
QuidelOrtho Corp (b)	22,288	366,192
RxSight Inc (b)	29,708	183,001
Sanara Medtech Inc (b)	2,284	39,239
SANUWAVE Health Inc (b)	5,659	97,844
Shoulder Innovations Inc	5,402	78,491
SI-BONE Inc (b)	29,290	369,933
Sight Sciences Inc (b)	31,813	119,935
STAAR Surgical Co (b)	22,404	418,955
Stereotaxis Inc (b)	44,369	81,639
Strive Inc Class A (b)(c)	6,512	65,250
Tandem Diabetes Care Inc (b)	51,494	987,140
TransMedics Group Inc (b)	25,510	2,535,949
Treace Medical Concepts Inc (b)	36,413	48,793
UFP Technologies Inc (b)(c)	5,713	1,106,037
		39,480,955
Health Care Providers & Services - 4.8%
Addus HomeCare Corp (b)	6,675	625,114
agilon health Inc (b)	9,570	75,699
AirSculpt Technologies Inc (b)(c)	6,758	19,125
Alignment Healthcare Inc (b)	148,452	2,615,724
Ardent Health Inc (b)	1,301	11,137
Astrana Health Inc (b)	30,974	759,482
Aveanna Healthcare Holdings Inc (b)	31,459	202,596
BrightSpring Health Services Inc (b)	98,000	4,175,780
Brookdale Senior Living Inc (b)	156,494	2,140,838
Clover Health Investments Corp Class A (b)(c)	310,044	545,677
Community Health Systems Inc (b)	62,131	182,665
Concentra Group Holdings Parent Inc	83,501	1,791,096
CorVel Corp (b)	22,114	1,208,530
Ensign Group Inc/The	42,685	8,601,028
GeneDx Holdings Corp Class A (b)	14,438	927,208
Guardant Health Inc (b)	94,345	8,714,648
Guardian Pharmacy Services Inc Class A (b)	17,149	645,831
HealthEquity Inc (b)	64,043	5,352,074
Hims & Hers Health Inc Class A (b)(c)	155,792	3,234,242
Innovage Holding Corp (b)	5,886	47,206
Joint Corp/The (b)(c)	6,775	59,959
LifeStance Health Group Inc (b)	70,215	447,270
Lumexa Imaging Holdings Inc	3,590	30,874
National Research Corp Class A	9,035	153,414
NeoGenomics Inc (b)	9,325	69,192
Nutex Health Inc (b)(c)	3,910	371,606
Omada Health Inc	15,811	198,744
Oncology Institute Inc/The (b)	60,621	186,106
Option Care Health Inc (b)	121,343	3,266,554
PACS Group Inc (b)	31,145	1,000,377
Pennant Group Inc/The (b)	25,716	783,824
Privia Health Group Inc (b)	88,372	1,817,812
Progyny Inc (b)	57,033	968,420
RadNet Inc (b)	41,965	2,345,424
SBC Medical Group Holdings Inc (b)	553	2,312
Sonida Senior Living Inc (b)	2,635	84,979
Talkspace Inc Class A (b)	108,508	561,529
US Physical Therapy Inc	6,963	521,946
Viemed Healthcare Inc (b)	25,492	234,781
		54,980,823
Health Care Technology - 0.3%
Claritev Corp Class A (b)(c)	6,997	114,331
Evolent Health Inc Class A (b)	27,587	62,898
HealthStream Inc	7,642	158,266
HeartFlow Inc (b)	7,957	193,594
LifeMD Inc (b)	21,242	76,684
OptimizeRx Corp (b)	12,023	75,504
Phreesia Inc (b)(c)	44,084	369,424
Schrodinger Inc/United States (b)	42,796	486,163
Simulations Plus Inc (b)	12,694	150,043
Teladoc Health Inc (b)(c)	25,995	141,673
TruBridge Inc (b)	7,157	104,778
Waystar Holding Corp (b)	70,856	1,708,338
		3,641,696
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (b)	22,319	473,832
Adaptive Biotechnologies Corp (b)	113,473	1,575,005
Alpha Teknova Inc (b)	7,729	22,337
Atlantic International Corp (b)	3,022	9,157
BioLife Solutions Inc (b)(c)	31,665	604,168
Codexis Inc (b)	55,408	90,315
CryoPort Inc (b)	8,232	68,161
Ginkgo Bioworks Holdings Inc Class A (b)	2,090	12,812
Lifecore Biomedical Inc (b)	15,266	56,790
Mesa Laboratories Inc	3,990	352,796
OmniAb Inc (b)	11,720	18,400
Quanterix Corp (b)	3,116	10,968
		3,294,741
Pharmaceuticals - 2.9%
Aardvark Therapeutics Inc (b)(c)	5,311	20,022
Amneal Intermediate Inc Class A (b)	99,707	1,239,358
Amphastar Pharmaceuticals Inc (b)	1,932	37,848
Amylyx Pharmaceuticals Inc (b)	53,697	746,388
ANI Pharmaceuticals Inc (b)	14,370	1,105,053
Aquestive Therapeutics Inc (b)(c)	26,202	108,738
Arvinas Inc (b)	4,292	45,495
Axsome Therapeutics Inc (b)	31,481	5,320,920
Biote Corp Class A (b)	6,207	8,379
Collegium Pharmaceutical Inc (b)	23,846	788,587
CorMedix Inc (b)(c)	56,453	383,316
Crinetics Pharmaceuticals Inc (b)	74,260	2,697,124
Definium Therapeutics Inc (b)	23,377	441,825
Edgewise Therapeutics Inc (b)	51,244	1,614,186
Enliven Therapeutics Inc (b)	29,889	1,171,649
Esperion Therapeutics Inc (b)	61,975	169,812
Eton Pharmaceuticals Inc (b)	19,490	481,013
Evolus Inc (b)	42,637	175,238
Fulcrum Therapeutics Inc (b)	3,643	27,942
Harmony Biosciences Holdings Inc (b)	33,205	930,072
Harrow Inc (b)(c)	23,955	844,653
Indivior Pharmaceuticals Inc	78,405	2,389,784
Innoviva Inc (b)	50,007	1,165,163
Journey Medical Corp (b)(c)	15,726	73,755
LB Pharmaceuticals Inc	7,700	189,882
LENZ Therapeutics Inc (b)(c)	15,161	138,723
Ligand Pharmaceuticals Inc (b)	1,699	339,205
Liquidia Corp (b)	49,744	1,877,339
Maze Therapeutics Inc (b)	1,350	40,298
Novartis AG rights (b)(d)	7,324	0
Nuvation Bio Inc Class A (b)	14,548	62,411
Ocular Therapeutix Inc (b)	142,759	1,209,169
Omeros Corp (b)(c)	46,285	488,770
Pacira BioSciences Inc (b)	2,698	60,975
Phathom Pharmaceuticals Inc (b)	9,453	105,023
Phibro Animal Health Corp Class A	15,523	858,577
Prestige Consumer Healthcare Inc (b)	6,660	394,738
SIGA Technologies Inc	24,794	132,648
Supernus Pharmaceuticals Inc (b)	3,535	182,724
Tarsus Pharmaceuticals Inc (b)	30,053	2,108,218
Theravance Biopharma Inc (b)(c)	23,461	380,772
Trevi Therapeutics Inc (b)	72,573	865,796
Tvardi Therapeutics Inc (b)	461	1,466
WaVe Life Sciences Ltd (b)	93,876	680,601
Xeris Biopharma Holdings Inc (b)	120,708	700,106
Zevra Therapeutics Inc (b)	42,364	394,832
		33,198,593
TOTAL HEALTH CARE		270,306,474
Industrials - 23.8%
Aerospace & Defense - 3.1%
AAR Corp (b)	7,424	812,631
AeroVironment Inc (b)(c)	28,741	5,261,040
AIRO Group Holdings Inc (b)	11,174	84,978
Archer Aviation Inc Class A (b)(c)	462,335	2,390,272
Astronics Corp (b)	21,695	1,447,707
Beta Technologies Inc Class A (b)	15,926	234,112
Byrna Technologies Inc (b)(c)	13,771	126,418
Cadre Holdings Inc	21,609	662,964
Eve Holding Inc Class A (b)	72,890	180,767
Firefly Aerospace Inc (b)(c)	11,187	318,494
Intuitive Machines Inc Class A (b)(c)	4,849	89,997
Kratos Defense & Security Solutions Inc (b)	137,456	9,692,024
Mercury Systems Inc (b)	9,510	693,374
Moog Inc Class A	21,380	6,256,643
Park Aerospace Corp	7,275	199,190
Red Cat Holdings Inc (b)(c)	78,649	1,029,515
Redwire Corp Class A (b)	80,480	684,080
Satellogic Inc Class A (b)	49,792	270,868
V2X Inc (b)	1,595	109,258
Voyager Technologies Inc Class A (c)	26,006	608,280
VSE Corp	17,619	3,248,944
York Space Systems Inc (c)	8,522	188,933
		34,590,489
Air Freight & Logistics - 0.0%
Arrive AI Inc	404	322
Forward Air Corp Class A (b)	6,200	103,602
		103,924
Building Products - 2.1%
AZZ Inc	22,560	2,822,933
CSW Industrials Inc (c)	12,150	3,166,047
Griffon Corp	29,150	2,118,622
Insteel Industries Inc	7,793	261,923
Janus International Group Inc (b)	38,267	197,075
Modine Manufacturing Co (b)	39,826	8,630,692
Tecnoglass Inc	20,593	917,418
UFP Industries Inc	2,308	212,613
Zurn Elkay Water Solutions Corp	114,236	5,122,342
		23,449,665
Commercial Services & Supplies - 1.1%
ACV Auctions Inc Class A (b)	127,710	541,490
Brink's Co/The	31,641	3,278,957
Casella Waste Systems Inc Class A (b)	47,776	3,790,549
CompX International Inc Class A	770	17,987
CoreCivic Inc (b)	12,135	229,473
GEO Group Inc/The (b)	101,243	1,701,895
Healthcare Services Group Inc (b)	24,219	449,262
HNI Corp	21,927	732,143
Interface Inc	5,185	129,210
Liquidity Services Inc (b)	17,686	540,661
Perma-Fix Environmental Services Inc (b)	2,034	21,743
Pitney Bowes Inc (c)	45,060	497,913
Quad/Graphics Inc Class A	14,830	98,026
		12,029,309
Construction & Engineering - 4.2%
Arcosa Inc	10,346	1,098,124
Argan Inc	10,202	5,556,519
Bowman Consulting Group Ltd (b)	10,152	288,723
Cardinal Infrastructure Group Inc Class A	5,262	208,665
Centuri Holdings Inc (b)	66,948	1,955,551
Concrete Pumping Holdings Inc (b)	902	6,440
Construction Partners Inc Class A (b)	36,246	4,027,656
Dycom Industries Inc (b)	22,183	7,516,044
Granite Construction Inc	28,651	3,434,682
IES Holdings Inc (b)	6,865	3,270,967
Legence Corp Class A	16,154	912,055
Limbach Holdings Inc (b)	8,049	628,224
Matrix Service Co (b)	4,720	54,186
MYR Group Inc (b)	11,718	3,308,226
Orion Group Holdings Inc (b)	5,298	57,748
Primoris Services Corp	38,485	5,504,894
Sterling Infrastructure Inc (b)	22,671	9,233,218
		47,061,922
Electrical Equipment - 4.3%
Allient Inc	698	41,245
American Superconductor Corp (b)	34,994	1,184,547
Amprius Technologies Inc (b)(c)	87,468	1,474,710
Array Technologies Inc (b)(c)	24,999	180,743
Bloom Energy Corp Class A (b)	166,140	22,510,310
EnerSys	1,577	273,956
Enovix Corp Class B (b)(c)	146,341	758,046
Eos Energy Enterprises Inc (b)(c)	234,478	1,163,011
Fluence Energy Inc Class A (b)	44,007	605,536
KULR Technology Group Inc (b)(c)	32,231	76,387
LSI Industries Inc	16,078	299,051
NANO Nuclear Energy Inc (b)(c)	28,616	586,056
Nextpower Inc Class A (b)	88,697	10,692,424
NuScale Power Corp Class A (b)(c)	120,898	1,310,534
Powell Industries Inc	7,255	3,925,535
Power Solutions International Inc (b)(c)	5,980	364,062
Preformed Line Products Co	145	39,259
Shoals Technologies Group Inc (b)	20,540	135,153
SKYX Platforms Corp (b)	68,441	76,654
SunPower Inc Class A (b)(c)	14,719	18,693
Thermon Group Holdings Inc (b)	3,052	153,821
Vicor Corp (b)	17,471	2,812,831
		48,682,564
Ground Transportation - 0.1%
Covenant Logistics Group Inc Class A	2,479	67,305
Ftai Infrastructure Inc	83,330	411,650
Hertz Global Holdings Inc (b)(c)	90,866	418,892
RXO Inc (b)	7,318	106,989
Werner Enterprises Inc	6,875	202,194
		1,207,030
Machinery - 5.3%
Alamo Group Inc	2,411	397,743
Albany International Corp Class A	6,636	346,466
Alliance Laundry Holdings Inc	7,630	158,246
Atmus Filtration Technologies Inc	56,527	3,209,038
Blue Bird Corp (b)	24,069	1,366,879
CECO Environmental Corp (b)	22,400	1,334,592
Chart Industries Inc (b)	34,374	7,106,825
Douglas Dynamics Inc	14,910	627,562
Energy Recovery Inc (b)	39,364	396,395
Enerpac Tool Group Corp Class A	40,345	1,471,382
Enpro Inc	2,064	517,342
ESCO Technologies Inc	19,756	5,558,746
Federal Signal Corp	45,646	4,936,158
Franklin Electric Co Inc	29,478	2,716,987
Gorman-Rupp Co/The	15,930	989,731
Graham Corp (b)	7,910	624,257
JBT Marel Corp	19,134	2,446,665
Kadant Inc	8,951	2,616,825
Lindsay Corp	7,962	948,035
Mayville Engineering Co Inc (b)	936	16,800
Microvast Holdings Inc (b)(c)	96,468	144,702
Mueller Water Products Inc Class A1	118,514	3,257,950
Omega Flex Inc	2,717	84,336
Richtech Robotics Inc Class B (b)(c)	128,826	269,246
SPX Technologies Inc (b)	36,646	7,327,001
Standex International Corp	7,447	1,897,942
Terex Corp	36,162	2,137,174
Trinity Industries Inc	28,583	919,801
Watts Water Technologies Inc Class A	20,871	6,058,643
Worthington Enterprises Inc	7,672	400,018
		60,283,487
Passenger Airlines - 0.4%
Allegiant Travel Co (b)(c)	1,952	158,190
flyExclusive Inc Class A (b)	1,479	3,343
Frontier Group Holdings Inc (b)(c)	29,460	103,994
Joby Aviation Inc Class A (b)(c)	445,055	3,676,154
Sun Country Airlines Holdings Inc (b)	22,112	365,290
		4,306,971
Professional Services - 2.3%
Barrett Business Services Inc	18,942	552,728
BlackSky Technology Inc Class A (b)(c)	24,194	608,721
Cbiz Inc (b)	37,523	1,007,493
CRA International Inc	4,854	785,766
CSG Systems International Inc	18,850	1,506,869
Exponent Inc	37,953	2,476,433
Falcon's Beyond Global Inc Class A (b)(c)	10,191	143,693
First Advantage Corp (b)	41,071	482,995
Franklin Covey Co (b)(c)	6,458	101,972
HireQuest Inc	442	4,410
Huron Consulting Group Inc (b)	12,948	1,650,741
IBEX Holdings Ltd (b)	7,631	204,663
Innodata Inc (b)(c)	23,336	901,236
Insperity Inc	27,389	740,599
Kforce Inc	11,209	327,751
Korn Ferry	18,206	1,146,068
Legalzoom.com Inc (b)	94,831	537,692
Maximus Inc	41,444	2,656,560
Planet Labs PBC Class A (b)	205,866	5,753,955
Public Policy Holding Co Inc (United States) (e)	1,613	21,098
Rcm Technologies Inc (b)	3,744	71,660
Resolute Holdings Management Inc (b)	1,244	201,901
Spire Global Inc Class A (b)(c)	22,303	280,572
TIC Solutions Inc (b)	35,982	236,762
TriNet Group Inc	22,725	827,872
Upwork Inc (b)(c)	93,443	1,024,135
Verra Mobility Corp Class A (b)	121,336	1,733,891
Willdan Group Inc (b)	7,286	557,816
		26,546,052
Trading Companies & Distributors - 0.9%
Alta Equipment Group Inc Class A	2,450	13,157
Distribution Solutions Group Inc (b)	6,749	177,094
DXP Enterprises Inc/TX (b)	9,878	1,380,253
GATX Corp	2,110	360,261
Global Industrial Co	10,918	344,135
Herc Holdings Inc	24,828	2,471,627
Karat Packaging Inc	6,536	182,485
McGrath RentCorp	14,157	1,561,234
Rush Enterprises Inc Class A	25,024	1,654,337
Rush Enterprises Inc Class B	3,575	230,051
Transcat Inc (b)	3,524	258,838
Willis Lease Finance Corp	203	34,563
Xometry Inc Class A (b)	33,408	1,364,383
		10,032,418
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	16,156	155,582
TOTAL INDUSTRIALS		268,449,413
Information Technology - 18.0%
Communications Equipment - 1.4%
ADTRAN Holdings Inc (b)	56,445	710,078
Applied Optoelectronics Inc (b)	39,905	3,375,564
BK Technologies Corp (b)	2,171	162,022
Calix Inc (b)	45,811	2,244,281
Clearfield Inc (b)	3,818	101,062
Extreme Networks Inc (b)	101,417	1,529,368
Harmonic Inc (b)	21,216	190,520
Inseego Corp (b)(c)	1,872	20,816
Viavi Solutions Inc (b)	175,231	5,831,688
Vistance Networks Inc (b)	102,180	1,859,676
		16,025,075
Electronic Equipment, Instruments & Components - 3.5%
908 Devices Inc (b)	16,155	98,869
Advanced Energy Industries Inc	28,648	9,244,996
Aeva Technologies Inc (b)(c)	30,385	399,867
Arlo Technologies Inc (b)	77,191	1,098,428
Badger Meter Inc	22,547	3,435,035
Belden Inc	29,750	3,416,193
Climb Global Solutions Inc	11,800	233,876
CTS Corp	3,146	150,253
Daktronics Inc (b)	5,285	103,322
Evolv Technologies Holdings Inc Class A (b)	117,866	713,089
Frequency Electronics Inc (b)	5,057	223,823
Insight Enterprises Inc (b)	7,575	507,601
Itron Inc (b)	16,736	1,500,048
Knowles Corp (b)	4,436	113,916
M-Tron Industries Inc (b)(c)	2,075	138,714
M-Tron Industries Inc rights (b)	2,116	4,443
MicroVision Inc (b)(c)	147,237	94,408
Mirion Technologies Inc Class A (b)	182,174	3,386,615
Napco Security Technologies Inc	26,223	1,032,924
Neonode Inc (b)	8,026	11,236
nLight Inc (b)	2,354	134,225
Novanta Inc (b)(c)	27,429	3,239,639
OSI Systems Inc (b)	11,948	3,172,313
Ouster Inc Class A (b)	43,045	790,737
Plexus Corp (b)	18,784	3,804,511
Sanmina Corp (b)	18,165	2,354,911
Vuzix Corp (b)(c)	48,424	111,859
		39,515,851
IT Services - 0.8%
Applied Digital Corp (b)(c)	137,153	3,256,012
Backblaze Inc Class A (b)	42,845	147,815
BigBear.ai Holdings Inc (b)(c)	77,138	271,526
Commerce.com Inc (b)	50,886	135,866
Crexendo Inc (b)	13,142	81,086
CSP Inc	4,478	38,735
DigitalOcean Holdings Inc (b)(c)	57,881	4,965,032
Grid Dynamics Holdings Inc (b)	41,175	234,698
Hackett Group Inc/The	17,291	224,956
Information Services Group Inc	9,747	37,428
Rackspace Technology Inc (b)(c)	16,593	16,258
TSS Inc/MD (b)(c)	16,861	219,362
Tucows Inc Class A (b)	812	13,933
Unisys Corp (b)	40,445	83,721
Whitefiber Inc (c)	5,402	64,338
		9,790,766
Semiconductors & Semiconductor Equipment - 4.7%
Aehr Test Systems (b)	17,873	662,731
Aeluma Inc (b)(c)	1,198	15,682
Ambarella Inc (b)	31,400	1,616,315
Ambiq Micro Inc	8,860	225,133
Atomera Inc (b)(c)	22,956	87,462
Axcelis Technologies Inc (b)	1,777	165,403
Blaize Holdings Inc Class A (b)	42,995	78,251
CEVA Inc (b)	17,703	330,692
Credo Technology Group Holding Ltd (b)	122,689	11,516,816
FormFactor Inc (b)	44,248	4,291,614
Impinj Inc (b)	21,338	2,191,413
Kopin Corp (b)	129,840	292,140
MaxLinear Inc (b)	8,041	139,833
Navitas Semiconductor Corp Class A (b)(c)	25,891	227,064
NVE Corp	3,679	240,975
PDF Solutions Inc (b)	24,234	792,694
Power Integrations Inc	41,932	2,146,918
Rambus Inc (b)	81,999	7,054,374
Rigetti Computing Inc Class A (b)(c)	248,236	3,485,233
Semtech Corp (b)	70,772	5,441,659
Silicon Laboratories Inc (b)	24,774	5,156,708
SiTime Corp (b)	17,106	5,907,557
SkyWater Technology Inc (b)	26,948	738,645
Synaptics Inc (b)	2,592	181,544
Ultra Clean Holdings Inc (b)	2,352	146,247
		53,133,103
Software - 6.5%
A10 Networks Inc	46,417	1,073,161
ACI Worldwide Inc (b)	78,660	3,225,847
Adeia Inc	72,377	1,739,219
Agilysys Inc (b)	19,673	1,399,537
Airship AI Holdings Inc Class A (b)(c)	13,539	30,598
Alarm.com Holdings Inc (b)	36,199	1,563,435
Alkami Technology Inc (b)(c)	52,360	820,481
Amplitude Inc Class A (b)	74,739	509,720
Appian Corp Class A (b)	29,933	721,685
Arteris Inc (b)	2,177	35,790
Asana Inc Class A (b)(c)	66,619	426,362
AudioEye Inc (b)	6,031	38,417
AvePoint Inc Class A (b)	113,764	1,081,896
Bitdeer Technologies Group Class A (b)(c)	92,974	804,225
Blackbaud Inc (b)	23,085	891,312
BlackLine Inc (b)	37,785	1,398,045
Blend Labs Inc Class A (b)(c)	150,258	255,439
Box Inc Class A (b)	83,026	1,962,735
Braze Inc Class A (b)	66,925	1,580,099
C3.ai Inc Class A (b)(c)	97,648	822,196
Cerence Inc (b)	10,459	65,996
Clear Secure Inc Class A	67,061	3,246,423
Clearwater Analytics Holdings Inc Class A (b)	212,057	5,015,148
Commvault Systems Inc (b)	33,614	2,618,194
Core Scientific Inc (b)(c)	183,408	2,743,784
CS Disco Inc (b)	14,527	55,493
Daily Journal Corp (b)(c)	745	359,343
Digimarc Corp (b)(c)	11,883	58,346
Digital Turbine Inc (b)(c)	53,702	154,662
Domo Inc Class B (b)	22,480	68,789
eGain Corp (b)	8,457	66,726
EverCommerce Inc (b)(c)	10,982	125,524
Expensify Inc Class A (b)	24,203	21,053
Five9 Inc (b)	59,570	903,677
Freshworks Inc Class A (b)	158,534	1,273,028
I3 Verticals Inc Class A (b)(c)	1,239	27,704
Intapp Inc (b)	43,406	1,115,100
InterDigital Inc	19,688	5,945,776
Kaltura Inc (b)	60,409	73,699
Life360 Inc (b)(c)	15,731	642,139
LiveRamp Holdings Inc (b)	47,570	1,261,556
Mitek Systems Inc (b)	6,870	92,745
NextNav Inc Class A (b)(c)	72,029	1,153,905
OneSpan Inc	3,636	38,287
Ooma Inc (b)	19,351	281,557
Pagaya Technologies Ltd Class A (b)(c)	45,919	534,956
PagerDuty Inc (b)	66,971	415,890
PAR Technology Corp (b)(c)	17,790	237,141
Porch Group Inc (b)	53,723	385,194
Progress Software Corp (b)	31,852	817,004
Q2 Holdings Inc (b)(c)	47,295	2,237,054
Qualys Inc (b)	27,396	2,406,739
Rapid7 Inc (b)	49,596	273,274
Red Violet Inc (b)	8,606	297,768
ReposiTrak Inc	9,468	71,957
Rezolve AI PLC (b)(c)	168,844	432,241
Rimini Street Inc (b)	6,662	21,851
SEMrush Holdings Inc Class A (b)(c)	35,680	426,019
SoundHound AI Inc Class A (b)(c)	294,347	2,022,164
SoundThinking Inc (b)	7,228	47,849
Sprinklr Inc Class A (b)(c)	87,279	523,674
Sprout Social Inc Class A (b)	40,409	230,331
SPS Commerce Inc (b)	28,954	1,611,869
Tenable Holdings Inc (b)(c)	90,182	1,525,429
Terawulf Inc (b)(c)	222,286	3,207,587
Varonis Systems Inc (b)	88,364	1,897,175
Vertex Inc Class A (b)	53,378	634,664
Via Transportation Inc Class A (b)	6,439	96,585
Viant Technology Inc Class A (b)	11,633	130,290
Weave Communications Inc (b)	50,269	232,243
Workiva Inc Class A (b)	38,593	2,301,301
Yext Inc (b)	77,276	296,740
Zeta Global Holdings Corp Class A (b)(c)	159,832	2,544,525
		73,648,367
Technology Hardware, Storage & Peripherals - 1.1%
CPI Card Group Inc (b)	5,907	85,711
Diebold Nixdorf Inc (b)	17,288	1,304,207
GPGI Inc Class A	120,942	2,068,108
IonQ Inc (b)(c)	262,211	7,559,543
Quantum Computing Inc (b)(c)	153,103	1,048,756
Turtle Beach Corp (b)	7,925	80,359
		12,146,684
TOTAL INFORMATION TECHNOLOGY		204,259,846
Materials - 4.0%
Chemicals - 1.6%
ASP Isotopes Inc (b)(c)	86,420	381,976
Balchem Corp	24,948	4,228,188
Cabot Corp	37,096	2,793,700
Chemours Co/The	114,431	2,520,915
Flotek Industries Inc (b)	2,964	50,299
Hawkins Inc	14,832	2,278,195
Ingevity Corp (b)	27,336	1,947,143
Innospec Inc	965	70,464
PureCycle Technologies Inc (b)(c)	98,747	512,497
Sensient Technologies Corp	32,119	2,776,366
Solesence Inc (b)	14,988	14,218
		17,573,961
Construction Materials - 0.4%
Knife River Corp (b)(c)	43,457	3,548,264
Smith-Midland Corp (b)(c)	2,078	67,597
United States Lime & Minerals Inc	8,224	1,074,137
		4,689,998
Containers & Packaging - 0.0%
Ardagh Metal Packaging SA	27,125	109,856
Myers Industries Inc	3,982	84,339
O-I Glass Inc (b)	28,653	301,143
		495,338
Metals & Mining - 2.0%
Alpha Metallurgical Resources Inc (b)	2,610	535,755
American Battery Technology Co (b)(c)	49,952	139,366
Century Aluminum Co (b)	43,209	2,535,936
Coeur Mining Inc (b)	388,196	7,286,440
Compass Minerals International Inc (b)(c)	18,157	423,966
Constellium SE (b)	38,431	944,634
Contango Silver & Gold Inc (b)	16,006	300,113
Dakota Gold Corp (b)	68,082	343,814
Hecla Mining Co	114,416	2,131,570
Idaho Strategic Resources Inc (b)(c)	11,307	363,181
Ivanhoe Electric Inc / US (b)	69,109	816,868
Kaiser Aluminum Corp	6,378	768,613
Materion Corp	3,033	438,723
NioCorp Developments Ltd (b)	89,368	398,581
Perpetua Resources Corp (United States) (b)(c)	65,917	1,853,586
Ramaco Resources Inc Class A (b)(c)	31,516	487,237
United States Antimony Corp (b)(c)	90,307	788,380
US Gold Corp (b)	10,256	155,789
USA Rare Earth Inc Class A (b)(c)	69,314	1,049,067
		21,761,619
Paper & Forest Products - 0.0%
Sylvamo Corp	6,813	287,781
TOTAL MATERIALS		44,808,697
Real Estate - 2.0%
Diversified REITs - 0.0%
Gladstone Commercial Corp	6,880	78,638
Health Care REITs - 0.3%
American Healthcare REIT Inc	48,081	2,267,500
CareTrust REIT Inc	16,852	617,626
National Health Investors Inc	8,075	652,945
Strawberry Fields REIT Inc	5,291	62,962
Universal Health Realty Income Trust	8,499	343,955
		3,944,988
Hotel & Resort REITs - 0.5%
DiamondRock Hospitality Co	89,339	837,106
Ryman Hospitality Properties Inc	46,939	4,331,062
Sunstone Hotel Investors Inc	9,896	89,163
Xenia Hotels & Resorts Inc	10,805	160,238
		5,417,569
Real Estate Management & Development - 0.4%
Compass Inc Class A (b)	372,694	2,724,393
eXp World Holdings Inc (c)	68,087	407,841
Maui Land & Pineapple Co Inc (b)	4,902	75,442
St Joe Co/The	28,928	1,816,678
		5,024,354
Residential REITs - 0.1%
Clipper Realty Inc	695	2,099
NexPoint Residential Trust Inc	5,395	134,875
UMH Properties Inc	60,988	880,057
		1,017,031
Retail REITs - 0.4%
Alexander's Inc	1,636	386,423
CBL & Associates Properties Inc	10,522	404,360
NETSTREIT Corp	15,711	295,838
Phillips Edison & Co Inc	17,241	645,158
Saul Centers Inc	8,619	280,807
Tanger Inc	78,096	2,653,703
		4,666,289
Specialized REITs - 0.3%
Outfront Media Inc	112,367	2,977,726
TOTAL REAL ESTATE		23,126,595
Utilities - 0.5%
Electric Utilities - 0.2%
Genie Energy Ltd Class B	1,644	23,246
MGE Energy Inc	14,611	1,129,285
Oklo Inc Class A (b)(c)	21,694	1,075,805
Otter Tail Corp	2,007	176,154
		2,404,490
Gas Utilities - 0.1%
Chesapeake Utilities Corp	5,995	757,588
RGC Resources Inc	345	7,607
		765,195
Independent Power and Renewable Electricity Producers - 0.0%
Hallador Energy Co (b)	23,980	390,395
Montauk Renewables Inc (b)	11,368	13,073
		403,468
Water Utilities - 0.2%
American States Water Co	19,199	1,451,829
Cadiz Inc (b)	42,489	208,621
Consolidated Water Co Ltd	3,451	114,297
Global Water Resources Inc	10,468	79,452
Middlesex Water Co	2,142	111,491
York Water Co/The	1,714	52,191
		2,017,881
TOTAL UTILITIES		5,591,034
TOTAL UNITED STATES		1,086,887,683
TOTAL COMMON STOCKS (Cost $916,313,541)		1,131,125,606

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $405,244)	3.64	407,000	405,230

Money Market Funds - 9.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	1,740,551	1,740,899
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	99,987,534	99,997,533
TOTAL MONEY MARKET FUNDS (Cost $101,738,432)			101,738,432

TOTAL INVESTMENT IN SECURITIES - 108.8% (Cost $1,018,457,217)	1,233,269,268
NET OTHER ASSETS (LIABILITIES) - (8.8)% (f)	(99,380,488)
NET ASSETS - 100.0%	1,133,888,780

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	11	6/2026	1,381,710	46,503

The notional amount of long futures as a percentage of Net Assets is 0.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $873,457 or 0.1% of net assets.

(f)	Includes $10,000 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $405,230.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $8,542,566.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,106,536	169,150,913	185,517,085	120,487	535	-	1,740,899	1,740,551	0.0%
Fidelity Securities Lending Cash Central Fund	68,456,827	362,667,056	331,125,277	808,186	(1,073)	-	99,997,533	99,987,534	0.3%
Total	86,563,363	531,817,969	516,642,362	928,673	(538)	-	101,738,432

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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